Stock-Based Compensation And Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2008 Stock Incentive Plan [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Non-Qualified [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Y	Dec. 31, 2010 Restricted Stock Awards [Member]	Dec. 31, 2009 Restricted Stock Awards [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] 2008 Stock Incentive Plan [Member]	Dec. 31, 2011 Employee Stock Option [Member] Y	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2009 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member] 2008 Stock Incentive Plan [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Restricted Stock Awards [Member]	Dec. 31, 2011 Maximum [Member] MFR Option Awards [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Restricted Stock Awards [Member]	Dec. 31, 2011 Minimum [Member] MFR Option Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance	38,500,000	38,500,000		20,300,000
For each of common stock share, reduction of the reserved shares for issuance											1.94				1
Stock options issued	137,000
Number of shares available for grant				4,500,000
Weighted-average grant date fair value of options granted												$ 7.09	$ 7.11	$ 6.54
Total intrinsic value of options exercised												$ 12.6	$ 37.6	$ 14.5
Total fair value of options vested												16.1	8.9	8.8
Total fair value of RSU awards vested								6.9	8.4	4.2
Unrecognized stock-based compensation cost								2.9				52.3
Weighted-average recognized period (years)								0.9				4.1
Vesting period					3 years		5 years										6 years	6 years		3 years	3 years
Weighted-average grant-date fair value						$ 12.49
Expected dividend yield												0.00%	0.00%	0.00%
Contributions from employees annual compensation, percentage																100.00%			1.00%
Discretionary matching contributions		$ 3.4	$ 2.9
Expire term							10
Stock options vesting period one year after the grant date percentage		20.00%
Stock options vesting period semiannual percentage		10.00%